Investment Portfolioas of December 31, 2024 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 97.8%
Communication Services 15.0%
Interactive Media & Services 9.7%
Alphabet, Inc. "A"	190,883	36,134,152
Meta Platforms, Inc. "A"	52,258	30,597,581
		66,731,733
Media 4.7%
Fox Corp. "A"	631,488	30,677,687
Interpublic Group of Companies, Inc.	64,423	1,805,133
		32,482,820
Wireless Telecommunication Services 0.6%
T-Mobile U.S., Inc.	20,115	4,439,984
Consumer Discretionary 6.7%
Automobiles 0.4%
General Motors Co.	51,074	2,720,712
Hotels, Restaurants & Leisure 2.6%
Boyd Gaming Corp.	165,114	11,977,370
Expedia Group, Inc.*	10,037	1,870,194
Royal Caribbean Cruises Ltd.	17,880	4,124,737
		17,972,301
Household Durables 1.9%
D.R. Horton, Inc.	92,411	12,920,906
Specialty Retail 1.3%
AutoNation, Inc.*	24,548	4,169,232
Lowe's Companies, Inc.	13,900	3,430,520
Signet Jewelers Ltd.	18,113	1,461,900
		9,061,652
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	50,599	3,305,633
Consumer Staples 4.8%
Beverages 1.3%
Coca-Cola Co.	31,727	1,975,323
Constellation Brands, Inc. "A"	12,830	2,835,430
Molson Coors Beverage Co. "B"	67,563	3,872,711
		8,683,464
Consumer Staples Distribution & Retail 0.6%
Target Corp.	33,040	4,466,347
Food Products 1.1%
Conagra Brands, Inc.	85,231	2,365,160
Kraft Heinz Co.	179,767	5,520,645
		7,885,805

Tobacco 1.8%
Altria Group, Inc.	154,561	8,081,995
Philip Morris International, Inc.	34,823	4,190,948
		12,272,943
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
EOG Resources, Inc.	30,205	3,702,529
Exxon Mobil Corp.	15,439	1,660,773
Marathon Petroleum Corp.	27,396	3,821,742
ONEOK, Inc.	54,676	5,489,470
		14,674,514
Financials 13.2%
Banks 6.0%
Bank of America Corp.	197,919	8,698,540
JPMorgan Chase & Co.	109,800	26,320,158
Wells Fargo & Co.	87,498	6,145,860
		41,164,558
Capital Markets 3.4%
Bank of New York Mellon Corp.	155,551	11,950,983
State Street Corp.	115,292	11,315,910
		23,266,893
Consumer Finance 3.5%
Discover Financial Services	49,111	8,507,499
Synchrony Financial	240,995	15,664,675
		24,172,174
Financial Services 0.3%
Fiserv, Inc.*	10,725	2,203,129
Health Care 22.0%
Biotechnology 6.5%
AbbVie, Inc.	22,620	4,019,574
Amgen, Inc.	11,731	3,057,568
Gilead Sciences, Inc.	189,089	17,466,151
Regeneron Pharmaceuticals, Inc.*	20,566	14,649,779
Vertex Pharmaceuticals, Inc.*	14,135	5,692,164
		44,885,236
Health Care Equipment & Supplies 3.8%
Edwards Lifesciences Corp.*	81,713	6,049,213
GE HealthCare Technologies, Inc.	31,033	2,426,160
Hologic, Inc.*	70,018	5,047,598
Medtronic PLC	116,430	9,300,428
Teleflex, Inc.	17,396	3,096,140
		25,919,539
Health Care Providers & Services 0.9%
HCA Healthcare, Inc.	10,093	3,029,414
Tenet Healthcare Corp.*	25,481	3,216,467
		6,245,881
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	179,460	10,150,258
Johnson & Johnson	166,493	24,078,218
Merck & Co., Inc.	290,726	28,921,422

Pfizer, Inc.	137,293	3,642,383
Viatris, Inc.	638,748	7,952,413
		74,744,694
Industrials 8.7%
Aerospace & Defense 0.3%
Lockheed Martin Corp.	3,338	1,622,068
Electrical Equipment 0.6%
Emerson Electric Co.	34,164	4,233,945
Machinery 5.3%
Caterpillar, Inc.	28,040	10,171,790
Cummins, Inc.	16,009	5,580,737
PACCAR, Inc.	202,128	21,025,355
		36,777,882
Professional Services 2.0%
Leidos Holdings, Inc.	47,956	6,908,541
SS&C Technologies Holdings, Inc.	89,904	6,812,925
		13,721,466
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	20,920	3,631,084
Information Technology 24.4%
Communications Equipment 1.2%
Cisco Systems, Inc.	138,383	8,192,274
Electronic Equipment, Instruments & Components 0.3%
Jabil, Inc.	13,435	1,933,296
IT Services 3.2%
Accenture PLC "A"	12,180	4,284,802
Cognizant Technology Solutions Corp. "A"	231,534	17,804,965
		22,089,767
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.*	26,382	3,186,682
Applied Materials, Inc.	101,229	16,462,872
Broadcom, Inc.	78,573	18,216,364
KLA Corp.	8,809	5,550,727
Lam Research Corp.	61,849	4,467,353
NXP Semiconductors NV	46,763	9,719,690
ON Semiconductor Corp.*	90,429	5,701,549
QUALCOMM, Inc.	124,692	19,155,185
		82,460,422
Software 0.8%
Gen Digital, Inc.	94,452	2,586,096
Salesforce, Inc.	9,046	3,024,349
		5,610,445
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	141,266	35,375,831
Dell Technologies, Inc. "C"	27,733	3,195,951
Hewlett Packard Enterprise Co.	448,848	9,582,905
		48,154,687

Materials 0.9%
Construction Materials 0.9%
CRH PLC	64,275	5,946,723
Total Common Stocks (Cost $545,764,011)		674,594,977

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 4.52% (a) (Cost $14,257,620)	14,257,620	14,257,620

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $560,021,631)	99.9	688,852,597
Other Assets and Liabilities, Net	0.1	620,763
Net Assets	100.0	689,473,360
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 4.52% (a)
4,251,568	31,007,295	21,001,243	—	—	47,902	—	14,257,620	14,257,620

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$674,594,977	$—	$—	$674,594,977
Short-Term Investments	14,257,620	—	—	14,257,620
Total	$688,852,597	$—	$—	$688,852,597

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH1
R-080548-3 (1/27)